Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Financial Instruments
19 - FINANCIAL INSTRUMENTS
Financial instruments in the Consolidated Balance Sheet include investments in securities (see Note 10), cash and cash equivalents (see Note 13), debt (see Note 14) and derivative contracts.

RISKS
In the normal course of business, financial instruments of various kinds are used for the purposes of managing exposure to interest rate, foreign exchange and commodity price movements.

Treasury standards are applicable to all subsidiaries and each subsidiary is required to adopt a treasury policy consistent with these standards. These policies cover: financing structure; interest rate and foreign exchange risk management; insurance; counterparty risk management; and use of derivative contracts. Wherever possible, treasury operations are carried out through specialist regional organisations without removing from each subsidiary the responsibility to formulate and implement appropriate treasury policies.

Apart from forward foreign exchange contracts to meet known commitments, the use of derivative contracts by most subsidiaries is not permitted by their treasury policy.

Other than in exceptional cases, the use of external derivative contracts is confined to specialist trading and central treasury organisations that have appropriate skills, experience, supervision, control and reporting systems.

Shell’s operations expose it to market, credit and liquidity risk, as described below.

Market risk
Market risk is the possibility that changes in interest rates, foreign exchange rates or the prices of crude oil, natural gas, LNG, refined products, chemical feedstocks, power and carbon-emission rights will adversely affect the value of assets, liabilities or expected future cash flows.

Interest rate risk
Most debt is raised from central borrowing programmes. Shell’s policy continues to be to have debt principally denominated in dollars and to maintain a largely floating interest rate exposure profile; however, Shell has issued a significant amount of fixed rate debt in recent years, taking advantage of historically low interest rates available in debt markets. As a result, a substantial portion of the debt portfolio at December 31, 2019, is at fixed rates and this reduces Shell’s exposure to the dollar LIBOR interest rate (see Note 2B).

The financing of most subsidiaries is structured on a floating-rate basis, and any further interest rate risk management is only applied under exceptional circumstances.

On the basis of the floating-rate net debt position at December 31, 2019 (both issued and hedged), and assuming other factors (principally foreign exchange rates and commodity prices) remained constant and that no further interest rate management action was taken, an increase in interest rates of 1% would have decreased 2019 income before taxation by $98 million (2018: $37 million, based on the floating rate position at December 31, 2018).

The carrying amounts and maturities of debt and borrowing facilities are presented in Note 14. Interest expense is presented in Note 6.

Foreign exchange risk
Many of the markets in which Shell operates are priced, directly or indirectly, in dollars. As a result, the functional currency of most Integrated Gas and Upstream entities and those with significant cross-border business is the dollar. For Downstream entities, the functional currency is typically the local currency. Consequently, Shell is exposed to varying levels of foreign exchange risk when an entity enters into transactions that are not denominated in its functional currency, when foreign currency monetary assets and liabilities are translated at the balance sheet date and as a result of holding net investments in operations that are not dollar-functional. Each entity is required to adopt treasury policies that are designed to measure and manage its foreign exchange exposures by reference to its functional currency.

Foreign exchange gains and losses arise in the normal course of business from the recognition of receivables and payables and other monetary items in currencies other than an entity’s functional currency. Foreign exchange risk may also arise in connection with capital expenditure. For major projects, an assessment is made at the final investment decision stage whether to hedge any resulting exposure.

Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management action were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2019	2018	2019	2018
10% appreciation against the dollar of:
Canadian dollar	(97)	(40)	1,380	1,245
Euro	36	65	1,227	1,190
Australian dollar	(55)	(109)	835	835
Sterling	(58)	(46)	581	779

The above sensitivity information was calculated by reference to carrying amounts of assets and liabilities at December 31 only. The effect on income before taxation arises in connection with monetary balances denominated in currencies other than an entity’s functional currency; the effect on net assets arises principally from the translation of assets and liabilities of entities that are not dollar-functional.
Foreign exchange gains and losses included in income are presented in Note 5.

Commodity price risk
Certain subsidiaries have a mandate to trade crude oil, natural gas, LNG, refined products, chemical feedstocks, power and carbon-emission rights, and to use commodity derivative contracts (forwards, futures, swaps and options) as a means of managing price and timing risks arising from this trading activity. In effecting these transactions, the entities concerned operate within procedures and policies designed to ensure that risks, including those relating to the default of counterparties, are managed within authorised limits.

Value-at-risk ("VAR") techniques based on variance/covariance or Monte Carlo simulation models are used to make a statistical assessment of the market risk arising from possible future changes in market values over a 1-day holding period and within a 95% confidence level. The calculation of potential changes in fair value takes into account positions, the history of price movements and the correlation of these price movements. Models are regularly reviewed against actual fair value movements to ensure integrity is maintained. The VAR year-end positions in respect of commodities traded in active markets, which are presented in the table below, are calculated on a diversified basis in order to reflect the effect of offsetting risk within combined portfolios.

Value-at-risk (pre-tax)		$ million
	December 31, 2019	December 31, 2018
Global oil	22	28
North America gas and power	12	11
Europe gas and power	5	3
Carbon-emission rights	4	2

Credit risk
Policies are in place to ensure that sales of products are made to customers with appropriate creditworthiness. These policies include detailed credit analysis and monitoring of trading partners against counterparty credit limits. Credit information is regularly shared between business and finance functions, with dedicated teams in place to quickly identify and respond to cases of credit deterioration. Mitigation measures are defined and implemented for high-risk business partners and customers, and include shortened payment terms, collateral or other security posting and vigorous collections. In addition, policies limit the amount of credit exposure to any individual financial institution. There are no material concentrations of credit risk, with individual customers or geographically, and there has been no significant level of counterparty default in recent years.

Surplus cash is invested in a range of short-dated, secure and liquid instruments including short-term bank deposits, money market funds, reverse repos and similar instruments. The portfolio of these investments is diversified to avoid concentrating risk in any one instrument, country or counterparty. Management monitors the investments regularly and adjusts the investment portfolio in light of new market information where necessary to ensure credit risk is effectively diversified.

In commodity trading, counterparty credit risk is managed within a framework of credit limits with utilisation being regularly reviewed. Credit risk exposure is monitored and the acceptable level is determined by a credit committee. Credit checks are performed by a department independent of traders, and are undertaken before contractual commitment. Where appropriate, netting arrangements, credit insurance, prepayments and collateral are used to manage specific risks.

Shell routinely enters into offsetting, master netting and similar arrangements with trading and other counterparties to manage credit risk. Where there is a legally enforceable right of offset under such arrangements and Shell has the intention to settle on a net basis or realise the asset and settle the liability simultaneously, the net asset or liability is recognised in the Consolidated Balance Sheet, otherwise assets and liabilities are presented gross. These amounts, as presented net and gross within trade and other receivables, trade and other payables and derivative financial instruments in the Consolidated Balance Sheet at December 31, were as follows:

2019						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	13,821	8,975	4,846	54	101	4,691
Within derivative financial instruments	12,995	7,310	5,685	531	2,262	2,892
Liabilities:
Within trade payables	13,335	9,029	4,306	11	101	4,194
Within derivative financial instruments	12,355	7,253	5,102	706	2,262	2,134

2018						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	12,697	8,340	4,358	62	221	4,075
Within derivative financial instruments	12,323	6,353	5,970	437	2,653	2,880
Liabilities:
Within trade payables	12,931	8,264	4,667	97	221	4,349
Within derivative financial instruments	12,227	5,044	7,183	1,115	2,653	3,415

Amounts not offset principally relate to contracts where the intention to settle on a net basis was not clearly established at December 31.

The carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities at December 31, 2019, presented within trade and other receivables, was $1,948 million (2018: $3,094 million). The carrying amount of collateral held at December 31, 2019, presented within trade and other payables, was $718 million (2018: $535 million). Collateral mainly relates to initial margins held with commodity exchanges and over-the-counter counterparty variation margins. Some derivative contracts are fully cash collateralised, thereby eliminating both counterparty risk and the Group’s own non-performance risk.

Liquidity risk
Liquidity risk is the risk that suitable sources of funding for Shell’s business activities may not be available. Management believes that it has access to sufficient debt funding sources (capital markets), and to undrawn committed borrowing facilities to meet foreseeable requirements. Information about borrowing facilities is presented in Note 14.

DERIVATIVE CONTRACTS AND HEDGES
Derivative contracts are used principally as hedging instruments, however, because hedge accounting is not always applied, movements in the carrying amounts of derivative contracts that are recognised in income are not always matched in the same period by the recognition of the income effects of the related hedged items.

Carrying amounts, maturities and hedges
The carrying amounts of derivative contracts at December 31, designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2019							$ million
			Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	227	8	235	34	24	58	177
Forward foreign exchange contracts	7	236	243	2	309	311	(68)
Currency swaps and options	90	15	105	932	56	988	(883)
Commodity derivatives	—	6,914	6,914	—	5,281	5,281	1,633
Other contracts	—	341	341	—	—	—	341
Total	324	7,514	7,838	968	5,670	6,638	1,200

2018							$ million
			Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	86	3	89	174	14	188	(99)
Forward foreign exchange contracts	—	331	331	33	264	297	34
Currency swaps and options	186	26	212	1,202	203	1,405	(1,193)
Commodity derivatives	—	6,864	6,864	—	6,637	6,637	227
Other contracts	—	271	271	—	56	56	215
Total	272	7,495	7,767	1,409	7,174	8,583	(816)

Net losses before tax on derivative contracts, excluding realised commodity contracts and those accounted for as hedges, were $2,004 million in 2019 (2018: $1,818 million losses; 2017: $1,321 million losses).

Certain contracts, mainly to hedge price risk relating to forecast commodity transactions which mature in 2020-2021, were designated in cash flow hedging relationships. The net carrying amount of commodity derivative contracts designated as cash flow hedging instruments at December 31, 2019, was a liability of $101 million (2018: $120 million asset) (see Note 22), and was presented after the offset of related margin balances maintained with exchanges.

Certain interest rate and currency swaps were designated in fair value hedges, principally in respect of debt for which the net carrying amount of the related derivative contracts, net of accrued interest, at December 31, 2019, was a liability of $518 million (2018: $1,242 million).

In the course of trading operations, certain contracts are entered into for delivery of commodities that are accounted for as derivatives. The resulting price exposures are managed by entering into related derivative contracts. These contracts are managed on a fair value basis and the maximum exposure to liquidity risk is the undiscounted fair value of derivative liabilities.

For a minority of commodity derivative contracts, carrying amounts cannot be derived from quoted market prices or other observable inputs, in which case fair value is estimated using valuation techniques such as Black-Scholes, option spread models and extrapolation using quoted spreads with assumptions developed internally based on observable market activity.

Other contracts include certain contracts that are held to sell or purchase commodities and others containing embedded derivatives, which are required to be recognised at fair value because of pricing or delivery conditions, even though they were entered into to meet operational requirements. These contracts are expected to mature in 2020-2025, with certain contracts having early termination rights (for either party). Valuations are derived from quoted market prices.

The contractual maturities of derivative liabilities at December 31 compare with their carrying amounts in the Consolidated Balance Sheet as follows:

2019									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swap	35	8	4	4	5	4	60	(2)	58
Forward foreign exchange contracts	214	40	8	—	118	—	380	(69)	311
Currency swaps and options	255	475	444	201	204	1,777	3,356	(2,368)	988
Commodity derivatives	3,472	756	349	189	123	511	5,400	(119)	5,281
Total	3,976	1,279	805	394	450	2,292	9,196	(2,558)	6,638
[A] Mainly related to the effect of discounting.

2018									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swap	101	68	20	1	1	1	192	(4)	188
Forward foreign exchange contracts	177	(24)	33	(1)	(5)	(15)	165	132	297
Currency swaps and options	605	265	474	405	198	1,715	3,662	(2,257)	1,405
Commodity derivatives	4,733	978	422	213	138	382	6,866	(229)	6,637
Other contracts	58	—	—	—	—	—	58	(2)	56
Total	5,674	1,287	949	618	332	2,083	10,943	(2,360)	8,583
[A] Mainly related to the effect of discounting.

Fair value measurements
The net carrying amounts of derivative contracts held at December 31, categorised according to the predominant source and nature of inputs used in determining the fair value of each contract, were as follows:

2019				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	177	—	177
Forward foreign exchange contracts	—	(68)	—	(68)
Currency swaps and options	—	(883)	—	(883)
Commodity derivatives	(6)	895	744	1,633
Other contracts	27	304	10	341
Total	21	425	754	1,200

2018				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(99)	—	(99)
Forward foreign exchange contracts	—	34	—	34
Currency swaps and options	—	(1,193)	—	(1,193)
Commodity derivatives	(52)	431	(152)	227
Other contracts	—	90	125	215
Total	(52)	(737)	(27)	(816)

Net carrying amounts of derivative contracts measured using predominantly unobservable inputs		$ million
	2019	2018
At January 1	(27)	297
Net gains/(losses) recognised in revenue	1,085	(258)
Purchases	453	461
Sales	(633)	(540)
Recategorisations (net)	(125)	18
Currency translation differences	1	(5)
At December 31	754	(27)

Included in net gains recognised in revenue in 2019 were unrealised net gains totalling $612 million relating to assets and liabilities held at December 31, 2019 (2018: $36 million losses).